Average Annual Total Returns		12 Months Ended	58 Months Ended
		Oct. 31, 2025	Oct. 31, 2025
AllianzIM U.S. Large Cap Buffer10 Jan ETF
Prospectus [Line Items]
Average Annual Return, Percent		16.08%	9.59%
AllianzIM U.S. Large Cap Buffer10 Jan ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		16.08%	9.59%
AllianzIM U.S. Large Cap Buffer10 Jan ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.52%	7.53%
AllianzIM U.S. Large Cap Buffer20 Jan ETF
Prospectus [Line Items]
Average Annual Return, Percent		11.09%	7.68%
AllianzIM U.S. Large Cap Buffer20 Jan ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		11.09%	7.68%
AllianzIM U.S. Large Cap Buffer20 Jan ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.57%	6.00%
AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF
Prospectus [Line Items]
Average Annual Return, Percent		14.73%	6.78%
AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		14.73%	6.78%
AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.72%	5.25%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	23.31%	11.86%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	23.31%	11.86%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]	23.31%	7.26%

[1]	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.
[2]	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.
[3]	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.